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                                              INSTITUTIONAL FUNDS CLASS Y SHARES

                                          INSTITUTIONAL FUNDS CLASS E & I SHARES

                                            RUSSELL FUNDS CLASS C, E, & S SHARES

                        FRANK RUSSELL INVESTMENT COMPANY
                      SUPPLEMENT DATED JANUARY 14, 2000 TO
                         PROSPECTUSES DATED MAY 1, 1999

    The following information supplements the Prospectuses of the Frank Russell Investment Company (the "Company") set forth above, which are dated May 1, 1999.

CHANGES IN MONEY MANAGERS

    THE DIVERSIFIED EQUITY, QUANTITATIVE EQUITY, EQUITY I, EQUITY Q, EMERGING MARKETS, FIXED INCOME III FUNDS AND MULTISTRATEGY BOND FUNDS ARE MANAGED BY THE FOLLOWING MONEY MANAGERS:

                     DIVERSIFIED EQUITY AND EQUITY I FUNDS

    ALLIANCE CAPITAL MANAGEMENT L.P., US Bank Place, 601 2nd Ave. South, Suite
     5000, Minneapolis, MN 55402-4322.

    BARCLAYS GLOBAL FUND ADVISORS N.A., 45 Fremont Street, San Francisco, CA
     94105.

    EQUINOX CAPITAL MANAGEMENT, INC., 590 Madison Avenue, 41st Floor, New York,
     NY 10022.

    JACOBS LEVY EQUITY MANAGEMENT, INC., 280 Corporate Center, 3 ADP Boulevard,
     Roseland, NJ 07068.

    LINCOLN CAPITAL MANAGEMENT COMPANY, 200 South Wacker Drive, Suite 2100,
     Chicago, IL 60606.

    MARSICO CAPITAL MANAGEMENT, LLC, 1200 17th Street, Suite 1200, Denver, CO
     80202.

    PEACHTREE ASSET MANAGEMENT, One Peachtree Center, Suite 4500, 303 Peachtree
     Street N.E., Atlanta, GA 30308.

    SANFORD C. BERNSTEIN & CO., INC., 767 Fifth Avenue, 21st Floor, New York, NY
     10153.

    SUFFOLK CAPITAL MANAGEMENT, INC., 1633 Broadway, 40th Floor, New York, NY
     10107.

    TRINITY INVESTMENT MANAGEMENT CORPORATION, 75 Park Plaza, Boston, MA 02116.

    WESTPEAK INVESTMENT ADVISORS, L.P., 1011 Walnut Street, Suite 400 Boulder,
     CO 80302.

                       QUANTITATIVE EQUITY AND EQUITY Q FUNDS

    BARCLAYS GLOBAL FUND ADVISORS. See: Diversified Equity Fund.

    FRANKLIN PORTFOLIO ASSOCIATES LLC, Two International Place, 22nd Floor,
     Boston, MA 02110-4104.

    JACOBS LEVY EQUITY MANAGEMENT, INC. See: Diversified Equity Fund.

    J.P. MORGAN INVESTMENT MANAGEMENT, INC., 522 Fifth Ave., 6th Floor, New
     York, NY 10036.

                               EMERGING MARKETS FUND

    FOREIGN & COLONIAL EMERGING MARKETS LIMITED, Exchange House, Primrose
     Street, London, England EC2A 2NY.
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    GENESIS ASSET MANAGERS, LTD., 21 Knights Bridge, London, SW1X 7LY England.

    NICHOLAS-APPLEGATE CAPITAL MANAGEMENT, 600 W. Broadway, 32nd Fl., San Diego,
     CA 92101.

    SANFORD C. BERNSTEIN & CO., INC., See: Equity I Fund.

    SCHRODERS CAPITAL MANAGEMENT INTERNATIONAL LIMITED, 31 Gresham Street,
     London, UK EC2V 7QA.

                   FIXED INCOME III AND MULTISTRATEGY BOND FUNDS

    LAZARD ASSET MANAGEMENT, 30 Rockefeller Plaza, New York, NY 10112-6300

    MILLER, ANDERSON & SHERRERD, LLP, One Tower Bridge, W. Conshohocken, PA
     19428

    PACIFIC INVESTMENT MANAGEMENT COMPANY, 840 Newport Center Drive, Suite 360,
     Newport Beach, CA 92660

    STANDISH, AYER & WOOD, INC., One Financial Center, Boston, MA 0211.